Condensed Financial Information of the Parent Company (Details 4) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information [Line Items]
Banks credit		₪ 2,309	₪ 2,679
Less - deferred finance costs		(19)	(21)
Total deferred finance costs net		2,290	2,658
Less - current maturities		(32)	(24)
Total		₪ 2,258	2,634
In NIS - unlinked [Member]
Condensed Financial Information [Line Items]
Effective interest %	[1]	3.48%
Banks credit	[1]		205
In U.S.$ [Member]
Condensed Financial Information [Line Items]
Effective interest %	[1]	3.67%
Banks credit	[1]	₪ 1,282	1,531
In U.S.$ one [Member]
Condensed Financial Information [Line Items]
Effective interest %		5.52%
Banks credit		₪ 255	294
In C$ [Member]
Condensed Financial Information [Line Items]
Effective interest %	[1]	3.20%
Banks credit	[1]	₪ 356	70
In Euro [Member]
Condensed Financial Information [Line Items]
Effective interest %	[1]	2.69%
Banks credit	[1]	₪ 416	₪ 579

[1]	Variable interest